Intangible Assets and Others, net	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets and Others, net
Note 12 - Intangible Assets and Others, net

	Licenses and Frequencies	Information systems	Software	Customer acquisition costs	Goodwill	Customer relationships and other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost
Balance at January 1, 2016	552	296	62	-	830	324	2,064

Additions	-	73	8	-	-	-	81
Disposals	-	(65)	(17)	-	-	(16)	(98)
Balance at December 31, 2016	552	304	53	-	830	308	2,047

Additions	-	72	4	120	-	6	202
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation (see Note 7B)	-	(3)	-	-	(21)	-	(24)
Balance at December 31, 2017	552	325	45	120	809	314	2,165

Accumulated Amortization

Balance at January 1, 2016	351	116	34	-	-	309	810

Amortization for the year	31	71	13	-	-	13	128
Disposals	-	(65)	(17)	-	-	(16)	(98)
Balance at December 31, 2016	382	122	30	-	-	306	840

Amortization for the year	19	68	9	27	-	3	126
Disposals	-	(48)	(12)	-	-	-	(60)
Discontinuance of consolidation (see Note 7B)	-	(1)	-	-	-	-	(1)
Balance at December 31, 2017	401	141	27	27	-	309	905

Carrying amounts

At January 1, 2016	201	180	28	-	830	15	1,254
At December 31, 2016	170	182	23	-	830	2	1,207
At December 31, 2017	151	184	18	93	809	5	1,260

In the ordinary course of business, the Group acquires Intangible assets on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to NIS 28 million (December 31, 2016 and 2015, NIS 32 million and NIS 33 million, respectively).

A.	Impairment testing for cash-generating unit containing goodwill

For the purpose of impairment testing, goodwill is allocated mainly to the Fixed-line segment, which represents the lowest level within the Group, at which goodwill is monitored for internal management purposes, which is not higher than the reported operating segments. See Note 6, regarding Operating Segments.

The aggregate carrying amount of goodwill allocated to the Fixed-line segment as of December 31, 2017, is NIS 732 million (December 31, 2016 - NIS 753 million). For additional details, see Note 7B, regarding Sale of Indirect Subsidiary.

The recoverable amount of the Fixed-line segment was based on its value in use and was determined by discounting the expected future cash flows to be generated from the continuing use. The recoverable amount of the Fixed-line segment as of December 31, 2017, was determined to be higher than its carrying amount and thus, no impairment loss has been recognized.

B.	Key assumptions used in calculation of recoverable amount

Key assumptions used in the calculation of recoverable amounts are discount rate and terminal value growth rate. These assumptions are as follows:

(1)       Pre-tax discount rate and terminal value growth rate

	Pre-tax discount rate		Terminal value growth rate
	2016	2017	2016	2017

Fixed-line segment	10.4%	10.3%	1.5%	1.5%

•	The discount rate and the terminal value growth rate are denominated in real terms.

•	The Fixed-line segment has cash flows for 5 years, as included in its discounted cashflow model.

•	The long-term growth rate has been determined as 1.5% which represents, among others, the natural population growth rate.

•
The pre-tax discount rate is estimated and calculated using several assumptions, among others, Fixed-line segment's Cost of Equity, risk premium for normative debt leveraging of the Group and estimates of the normative leverage ratio for the industry.

(2)	Sensitivity to changes in assumptions

The estimated recoverable amount of the Fixed-line segment exceeds its carrying amount by approximately NIS 105 million (2016: approximately NIS 74 million). Management has identified two key assumptions for which there reasonably could be a possible change that could cause the carrying amount to exceed the recoverable amount. The table below shows the amount that these two assumptions are required to change individually in order for the estimated recoverable amount to be equal to the carrying amount:

	2016	2017
Pre-tax discount rate	10.8%	10.8%
Terminal value growth rate	1.0%	0.9%